Trade receivables	12 Months Ended
Dec. 31, 2020
Trade And Other Receivables [Abstract]
Trade receivables
15	Trade receivables

Trade receivables are due primarily from distributors and retailers who sell directly to end customers. Trade receivables by geographic region are analysed as follows:

	31/12/20	31/12/19
Italian customers	10,259	14,401
Other European customers	11,128	4,348
North American customers	5,447	4,986
South American customers	3,482	5,703
Chinese customers	6,873	4,055
Other foreign customers	4,626	4,393
Gross trade receivables	41,815	37,886
Provision for doubtful accounts	(7,881)	(8,699)
Total trade receivables	33,934	29,187

The following tables provide the movements in the provision for doubtful accounts for the years ended December 31, 2020 and 2019.

	31/12/20	31/12/19
Balance at beginning of year	8,699	9,627
Charges – bad debt expense	1,802	2,389
Reductions – write off of uncollectible amounts	(1,024)	(3,317)
Reclassification to assets held for sale	(1,596)	—
Balance at end of year	7,881	8,699

Trade receivables due from related parties amount to 7,202 as at December 31, 2020 (5,235 as at December 31, 2019). Transactions with related parties are conducted at arm’s length (see note 43).

The Parent sold trade receivables to a financial institution for cash advances (for further details, see note 30(C)(iii)). These trade receivables have not been derecognized from the statement of financial position, because the Parent retains substantially all of the risks and rewards – primarily credit risk. The amount received on their transfer has been recognised as a secured bank borrowing (see note 25). The arrangement with the financial institution is such that the customers remit cash directly to the Parent and the Parent transfers the collected amounts to the financial institution. The receivables are considered to be held within a held‑to‑collect business model consistent with the Group’s continuing recognition of the receivables.

The following information shows the reporting-date carrying amount of trade receivables that have been transferred but have not been derecognised and the associated liabilities.

	31/12/20	31/12/19
Carrying amount of trade receivables transferred	24,855	—
Carrying amount of associated liabilities	(22,246)	—
Total, net	2,609	—

Information about the Group’s exposure to credit risk and impairment losses for trade receivables is included in note 30(C)(ii-a).